Redeemable Convertible Preferred Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
SoundHound, Inc. [Member]
Redeemable Convertible Preferred Stock [Line Items]
REDEEMABLE CONVERTIBLE PREFERRED STOCK

9.      REDEEMABLE CONVERTIBLE PREFERRED STOCK

A summary of the redeemable convertible preferred stock authorized, issued and outstanding as of September 30, 2021 is as follows (in thousands, except share data):

	Shares Authorized	Shares Issued	Liquidation Preference	Carrying Value
Series A	3,438,670	3,438,670	$5,082	$4,967
Series B	6,065,646	6,065,646	11,943	11,038
Series C	1,041,607	907,481	6,089	6,021
Series C-1	798,399	798,399	16,072	16,061
Series D	3,646,050	3,646,050	95,027	85,648
Series D-1	1,515,152	1,515,152	50,000	49,957
Series D-2	1,515,151	1,515,151	50,000	49,949
Series D-3	3,750,000	1,245,838	49,834	50,046
Series D-3A	4,545,454	—	—	—
	26,316,129	19,132,387	$284,047	$273,687

The holders of the Company’s Series A, Series B, Series C, Series C-1, Series D, Series D-1, Series D-2, Series D-3 and Series D-3A redeemable convertible preferred stock (collectively, “Preferred Stock”) have specific rights, preferences and privileges.

Unless otherwise stated, the specific rights, preferences and privileges for each Preferred Stock has not changed from the rights, preferences and privileges as described in our unaudited interim condensed consolidated financial statements as of and for the nine months ended September 30, 2021.

Dividends

No dividends have been declared during the nine months ended September 30, 2021.

Conversion

No conversion events have occurred during the nine months ended September 30, 2021.

Liquidation Preference

The Company has not experienced any voluntary or involuntary liquidation, dissolution or winding up during the nine months ended September 30, 2021.

Redemption

The Company has not experienced any redemptions during the nine months ended September 30, 2021.

9.      REDEEMABLE CONVERTIBLE PREFERRED STOCK

A summary of the redeemable convertible preferred stock authorized, issued, and outstanding as of December 31, 2020 is as follows (in thousands, except share data):

	Shares Authorized	Shares Issued	Liquidation Preference	Carrying Value

Series A	3,438,670	3,438,670	$5,082	$4,967
Series B	6,065,646	6,065,646	11,943	11,038
Series C	1,041,607	907,481	6,089	6,021
Series C-1	798,399	798,399	16,072	16,061
Series D	3,646,050	3,646,050	95,027	85,648
Series D-1	1,515,152	1,515,152	50,000	49,957
Series D-2	1,515,151	1,515,151	50,000	49,949
Series D-3	3,750,000	1,245,838	49,834	50,046
Series D-3A	4,545,454	—	—	—
	26,316,129	19,132,387	$284,047	$273,687

In August 2020, the Company issued 454,545 shares of Series D-3A preferred stock at $33.00 per share for net cash proceeds of $15.0 million. Collectively with the conversion of the May Note, for a total proceed of approximately $40.3 million. This issuance met the condition of the May Note Qualified Financing, as a result, the May Notes converted into 766,293 shares of Series D-3A preferred stock (Note 8).

In September 2020, the Company entered into a stock exchange agreement (“Exchange Agreement”) with the holders of Series D-3A preferred stock (the “D-3A Investors”) pursuant to which the D-3A investors exchanged all 1,220,838 shares of Series D-3A preferred stock for an equivalent number of shares of Series D-3 preferred stock. In connection with the Exchange Agreement, due to the difference in the fair value of Series D-3A and Series D-3 preferred stock, the Company recognized a deemed dividend of $3.2 million during the year ended December 31, 2020.

In November 2020, the Company issued 25,000 shares of Series D-3 preferred stock for net cash proceeds of approximately $1.0 million.

In November 2020, the Series B preferred stock warrants were exercised in full resulting in the issuance of 101,574 Series B preferred shares at $1.97 per share for net cash proceeds of approximately $0.2 million.

The holders of the Company’s Series A, Series B, Series C, Series C-1, Series D, Series D-1, Series D-2, Series D-3, and Series D-3A Redeemable Convertible Preferred stock (collectively, “Preferred Stock”) have the following rights, preferences, and privileges:

Dividends

The holders of shares of Series A, Series B, Series C, Series C-1, Series D, Series D-1, Series D-3, and Series D-3A Preferred Stock are entitled to receive dividends (“Senior Preferred Dividends”), on a pari pasu basis, prior and in preference to any declaration or payment of any dividend on the Common Stock of the Company, at the rate of $0.11824, $0.15752, $0.5368, $1.6104, $2.08504, $2.64, $3.20, and $2.64 per share, respectively, per annum, on each outstanding share, adjusted for certain events, such as stock splits, stock dividends, reclassification and the like, payable quarterly when, as and if declared by the Board of Directors (“Board”) of the Company.

After the payment or setting aside for payment of the Senior Preferred Dividends, the holders of shares of Series D-2 Preferred Stock are entitled to receive dividends (“Junior Preferred Dividends”), prior and in preference to any declaration or payment of any dividend (other than dividends on Common Stock payable in Common Stock) on the Common Stock of the Company, at the rate of $2.64 per share, per annum, on each outstanding share, adjusted for certain events, such as stock splits, stock dividends, reclassification and the like, payable quarterly when, as and if declared by the Board. Such dividends shall not be cumulative.

After the payment or setting aside for payment of the Senior Preferred Dividends and the Junior Preferred Dividends, any additional dividends declared or paid in any fiscal year shall be distributed among the holders of Preferred Stock and Common Stock then outstanding pro rata based on the number of shares of Common Stock then held by each holder (assuming conversion of all such Preferred Stock into Common Stock at the then-effective conversion price as defined in the amended and restated certificate of incorporation). No dividends have been declared during 2020.

Conversion

Each share of outstanding Preferred Stock is convertible, at the option of the holder thereof, at any time after the date of issuance of such share, into such number of fully-paid, non-assessable shares of Common Stock at a 1:1 ratio, subject to adjustment for certain dilutive issuance, splits and combinations as defined in the amended and restated certificate of incorporation.

Each share of outstanding Preferred Stock will automatically be converted into fully-paid, non-assessable shares of Common Stock upon the earlier of: (i) the Company’s sale of its Common Stock in a firm commitment underwritten public offering pursuant to a registration statement under the Securities Act of 1933, as amended, with a price per share of at least $40.00 (as adjusted for stock splits, stock dividends, reclassification and the like), which results in aggregate cash proceeds of at least $50 million, or (ii) the date specified by written consent or agreement of the holders of a majority of the then outstanding shares of Preferred Stock, voting together as a single class on an as-converted to Common Stock basis.

Liquidation preference

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company:

Series D, D-1, D-3 and D-3A Preference

The holders of the Series D, Series D-1, Series D-3 and Series D-3A Preferred Stock will be entitled, on a pari passu basis, to receive, prior and in preference to any distribution of any of the assets of the Company to the holders of Series D-2, Series C-1, Series C, Series B, Series A Preferred Stock or Common Stock by reason of their ownership thereof, an amount per share equal to the greater of (i) $26.063, $33.00, $40.00, $33.00 per share, respectively, adjustable for certain events, such as stock splits, stock dividends, reclassification and the like, for each share Preferred Stock then held by them, plus all declared but unpaid dividends, or (ii) such amount per share as would have been payable had all shares of Series D, Series D-1, Series D-3 and Series D-3A Preferred Stock, as applicable, been converted into Common Stock immediately prior to such liquidation, dissolution or winding up. If, in the event the assets and funds thus distributed among the holders of the Series D, Series D-1, Series D-3 and Series D-3A Preferred Stock are insufficient to permit the payment to such holders of the full aforesaid preferential amounts, the entire assets and funds of the Company legally available for distribution will be distributed ratably among the holders of the Series D, Series D-1, Series D-3 and Series D-3A Preferred Stock in proportion to the preferential amount each such holder is otherwise entitled to receive.

Series D-2 Preference

The holders of the Series D-2 Preferred Stock will be entitled to receive, prior and in preference to any distribution of any of the assets of the Company to the holders of Series C-1, Series C, Series B, Series A Preferred Stock or Common Stock by reason of their ownership thereof, an amount per share equal to the greater of (i) $33.00 per share, adjustable for certain events, such as stock splits, stock dividends, reclassification and the like, for each share of Series D-2 Preferred Stock then held by them, plus all declared but unpaid dividends, or (ii) such amount per share as would have been payable had all shares of Series D-2 Preferred Stock been converted into Common Stock immediately prior to such liquidation, dissolution or winding up. If, in the event the assets and funds thus distributed among the holders of the Series D-2 Preferred Stock are insufficient to permit the payment to such holders of the full aforesaid preferential amounts, the entire assets and funds of the Company legally available for distribution shall be distributed ratably among the holders of the Series D-2 Preferred Stock in proportion to the preferential amount each such holder is otherwise entitled to receive.

Series C-1 Preference

The holders of the Series C-1 Preferred Stock are entitled to receive, prior and in preference to any distribution of any of the assets of the Company to the holders of Series C, Series B, Series A Preferred Stock or Common Stock by reason of their ownership thereof, an amount per share equal to the greater of (i) $20.13 per share, adjustable for certain events, such as stock splits, stock dividends, reclassification and the like, for each share of Series C-1 Preferred Stock then held by them, plus all declared but unpaid dividends, or (ii) such amount per share as would have been payable had all shares of Series C-1 Preferred Stock been converted into Common Stock immediately prior to such liquidation, dissolution or winding up. If, in the event the assets and funds thus distributed among the holders of the Series C-1 Preferred Stock are insufficient to permit the payment to such holders of the full aforesaid preferential amounts, the entire assets and funds of the Company legally available for distribution shall be distributed ratably among the holders of the Series C-1 Preferred Stock in proportion to the preferential amount each such holder is otherwise entitled to receive.

Series C Preference

The holders of the Series C Preferred Stock are entitled to receive, prior and in preference to any distribution of any of the assets of the Company to the holders of Series B, Series A Preferred Stock or Common Stock by reason of their ownership thereof, an amount per share equal to the greater of (i) $6.71 per share, adjustable for certain events, such as stock splits, stock dividends, reclassification and the like, for each share of Series C Preferred Stock then held by them, plus all declared but unpaid dividends, or (ii) such amount per share as would have been payable had all shares of Series C Preferred Stock been converted into Common Stock immediately prior to such liquidation, dissolution or winding up. If, in the event the assets and funds thus distributed among the holders of the Series C Preferred Stock are insufficient to permit the payment to such holders of the full aforesaid preferential amounts, the entire assets and funds of the Company legally available for distribution shall be distributed ratably among the holders of the Series C Preferred Stock in proportion to the preferential amount each such holder is otherwise entitled to receive.

Series B Preference

The holders of the Series B Preferred Stock are entitled to receive, prior and in preference to any distribution of any of the assets of the Company to the holders of Series A Preferred Stock or Common Stock by reason of their ownership thereof, an amount per share equal to the greater of (i) $1.969 per share, adjustable for certain events, such as stock splits, stock dividends, reclassification and the like, for each share of Series B Preferred Stock then held by them, plus all declared but unpaid dividends, or (ii) such amount per share as would have been payable had all shares of Series B Preferred Stock been converted into Common Stock immediately prior to such liquidation, dissolution or winding up. If, in the event the assets and funds thus distributed among the holders of the Series B Preferred Stock are insufficient to permit the payment to such holders of the full aforesaid preferential amounts, the entire assets and funds of the Company legally available for distribution shall be distributed ratably among the holders of the Series B Preferred Stock in proportion to the preferential amount each such holder is otherwise entitled to receive.

Series A Preference

The holders of the Series A Preferred Stock are entitled to receive, prior and in preference to any distribution of any of the assets of the Company to the holders of Common Stock by reason of their ownership thereof, an amount per share equal to the greater of (i) $1.478 per share, adjustable for certain events, such as stock splits, stock dividends, reclassification and the like, for each share of Series A Preferred Stock then held by them, plus all declared but unpaid dividends, or (ii) such amount per share as would have been payable had all shares of Series A Preferred Stock been converted into Common Stock immediately prior to such liquidation, dissolution or winding up. If, in the event the assets and funds thus distributed among the holders of the Series A Preferred Stock are insufficient to permit the payment to such holders of the full aforesaid preferential amounts, the entire assets and funds of the Company legally available for distribution shall be distributed ratably among the holders of the Series A Preferred Stock in proportion to the preferential amount each such holder is otherwise entitled to receive.

Remaining Assets for Distribution

Upon the completion of the liquidation preferences above, the remaining assets of the Company available for distribution to stockholders will be distributed among the holders of the Preferred Stock and the Common Stock pro rata based on the number of shares of Common Stock held by each (assuming conversion of all such Preferred Stock into Common Stock) until the holders of Series D-3, Series D-1, Series D-2, Series D-3A, Series D, Series C-1, Series C, Series B, Series A Preferred Stock have received an aggregate of $40.00, $33.00, $33.00, $33.00, $26.063, $20.13, $6.71, $4.922, $3.695 per share, respectively, adjustable for certain events, such as stock splits, stock dividends, reclassification and the like, for each share of respective Series of Preferred Stock then held by them (including amounts paid pursuant to the liquidation preferences above).Thereafter, the holders of the Common Stock will receive all of the remaining assets of the Company pro rata based on the number of shares of Common Stock held by each.

Redemption

The Preferred Stock is not mandatorily redeemable. In the event that the Company agrees to redeem or repurchase any portion or all of the shares of Series A, Series B, Series C, Series C-1, Series D Preferred Stock, or any shares of Common Stock issued on conversion of shares of such Preferred Stocks, (collectively, “Triggering Securities”) from any holder (“Triggering Redemption”), then, the Company will offer to redeem, on a pro-rata basis based on the number of shares of Series D-1, Series D-3, Series D-3A Preferred Stock held by each holder, up to the same number of shares of such Series (or shares of Common Stock issued on conversion thereof) as the aggregate number of Triggering Securities that are subject to such Trigger Redemption, at a price per share of $33.00, $40.00, $33.00, respectively, adjustable for certain events, such as stock splits, stock dividends, and reclassifications.

Voting rights

The holders of Preferred Stock have the same voting rights equivalent to the number of shares of Common Stock into which their shares of Preferred Stock convert. Holders of Preferred Stock shall vote together with holders of Common Stock as a single class and on an as-converted to Common Stock basis, on all matters.

The holders of Series A Preferred Stock, as a separate class, are entitled to elect one director of the Company. The holders of Series B Preferred Stock, as separate class, are entitled to elect two directors of the Company. The holders of Common Stock, as separate class, are entitled to elect three directors of the Company. The holders of Preferred Stock and Common Stock, as a single class on an as-converted basis, are entitled to elect one director of the Company.

9.      REDEEMABLE CONVERTIBLE PREFERRED STOCK

A summary of the redeemable convertible preferred stock authorized, issued, and outstanding as of December 31, 2019 is as follows (in thousands, except share data):

	Shares Authorized	Shares Issued	Liquidation Preference	Carrying Value
Series A	3,438,670	3,438,670	$5,082	$4,967
Series B	6,065,646	5,964,072	11,743	11,038
Series C	1,041,607	907,481	6,089	6,021
Series C-1	800,000	798,399	16,072	16,061
Series D	3,646,050	3,646,050	95,027	85,648
Series D-1	1,515,152	1,515,152	50,000	49,957
Series D-2	1,515,152	1,515,151	50,000	49,949
	18,022,277	17,784,975	$234,014	$223,641

The holders of redeemable convertible preferred stock (“Preferred Stock”) have various rights and preferences as follows:

Dividends

The holders of shares of Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock, Series C-1 Preferred Stock, Series D Preferred Stock and Series D-1 Preferred Stock shall be entitled to receive dividends (“the Senior Preferred Dividends”), on a pari passu basis, out of assets legally available therefor, prior and in preference to any declaration or payment of any dividend on the common stock of the Company, at the rate of $0.11824 per share (as adjusted for stock splits, stock dividends, reclassification and the like) per annum on each outstanding share of Series A Preferred Stock, $0.15752 per share (as adjusted for stock splits, stock dividends, reclassification and the like) per annum on each outstanding share of Series B Preferred Stock, $0.5368 per share (as adjusted for stock splits, stock dividends, reclassification and the like) per annum on each outstanding share of Series C Preferred Stock, $1.6104 per share (as adjusted for stock splits, stock dividends, reclassification and the like) per annum on each outstanding share of Series C-1 Preferred Stock, $2.08504 per share (as adjusted for stock splits, stock dividends, reclassification and the like) per annum on each outstanding share of Series D Preferred Stock, and $2.64 per share (as adjusted for stock splits, stock dividends, reclassification and the like)

per annum on each outstanding share of Series D-1 Preferred Stock, payable quarterly when, and if declared by the Board of Directors of the Company. After the payment or setting aside for payment of the Senior Preferred Dividends, the holders of shares of Series D-2 Preferred Stock shall be entitled to receive dividends (the “Junior Preferred Dividends”), out of any assets legally therefor, prior and in preference to any declaration or payment of any dividend (other than dividends on Common Stock payable in Common Stock) on the Common Stock of the Company, at the rate of $2.64 per share (as adjusted for stock splits, stock dividends, reclassification and the like) per annum on each outstanding share of Series D-2 Preferred Stock, payable quarterly when, as and if declared by the Board of Directors. Such dividends shall not be cumulative. After the payment or setting aside for payment of the Senior Preferred Dividends and the Junior Preferred Dividends, any additional dividends declared or paid in any fiscal year shall be distributed among the holders of Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock, Series C-1 Preferred Stock, Series D Preferred Stock, Series D-1 Preferred Stock, Series D-2 Preferred Stock and common stock then outstanding pro rata based on the number of shares of common stock then held by each holder (assuming conversion of all such preferred stock into common stock at the then-effective conversion price). No dividends have been declared during 2019.

Conversion

Each share of Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock, Series C-1 Preferred Stock, Series D Preferred Stock, Series D-1 Preferred Stock and Series D-2 Preferred Stock shall be convertible, at the option of the holder thereof, at any time after the date of issuance of such share, at the office of the Company or any transfer agent for such stock, into such number of fully paid and nonassessable shares of common stock as is determined by multiplying such share by the quotient obtained by dividing $1.478 (as adjusted for stock splits, stock dividends, reclassification and the like) in the case of Series A Preferred Stock, $1.969 (as adjusted for stock splits, stock dividends, reclassification and the like) in the case of Series B Preferred Stock, $6.71 (as adjusted for stock splits, stock dividends, reclassification and the like) in the case of Series C Preferred Stock, $20.13 (as adjusted for stock splits, stock dividends, reclassification and the like) in the case of Series C-1 Preferred Stock, $26.063 (as adjusted for stock splits, stock dividends, reclassification and the like) in the case of Series D Preferred Stock, $33.00 (as adjusted for stock splits, stock dividends, reclassification and the like) in the case of Series D-1 Preferred Stock, $33.00 (as adjusted for stock splits, stock dividends, reclassification and the like) in the case of Series D-2 Preferred Stock, by the conversion price applicable to such share, in effect on the date the certificate is surrendered for conversion. The initial conversion price shall be $1.478 per share of Series A Preferred Stock, $1.969 per share of Series B Preferred Stock, $6.71 per share of Series C Preferred Stock, $20.13 per share of Series C-1 Preferred Stock, $26.03 per share of Series D Preferred Stock, $33.00 per share of Series D-1 Preferred Stock and $33.00 per share of Series D- 2 Preferred Stock. Additionally, each share of preferred stock shall automatically be converted into fully-paid non-assessable shares of common stock at the applicable conversion price at the time in effect for such share immediately upon the earlier of a qualified public offering of common stock, with a price per share of at least $40.00 (as adjusted for stock splits, stock dividends, reclassification and the like), which results in aggregate cash proceeds of at least $50 million or the date specified by written consent or agreement of the holders of a majority of the then outstanding shares of Preferred Stock, voting together as a single class (which shall include the consent of the holders of a majority of the then outstanding shares of Series D-1 Preferred Stock, voting together as a single class).

Liquidation Preference

In the event of any liquidation, sale, dissolution, or winding up of the Company, whether voluntary or involuntary:

Series D and D-1 Preference

The holders of the Series D Preferred Stock and Series D-1 Preferred Stock shall be entitled, on a pari passu basis, to receive, prior and in preference to any distribution of any of the assets of the Company to the holders of Series D-2 Preferred Stock, Series C-1 Preferred Stock, Series C Preferred Stock, Series B Preferred Stock, Series A Preferred Stock or Common Stock by reason of their ownership thereof, an amount per share equal to the greater of (i) $26.063 per share of Series D Preferred Stock and an amount per share equal to $33.00 per share of Series D-1 Preferred Stock, as applicable (in each case as adjusted for stock splits, stock dividends, reclassification and the like) for each share of Series D Preferred Stock then held by them, plus all declared but unpaid dividends, or (ii) such amount per share as would have been payable had all shares of Series D Preferred Stock or Series D-1 Preferred Stock, as applicable, been converted into Common Stock pursuant to Section 4 immediately prior to such liquidation, dissolution or winding up (the “Series D and D-1 Preference”). If, upon the occurrence of such event, the assets and funds thus distributed among the holders of the Series D Preferred Stock and Series D-1 Preferred Stock shall be insufficient to permit the payment to such holders of the full aforesaid preferential amounts, the entire assets and funds of the Company legally available for distribution shall be distributed ratably among the holders of the Series D Preferred Stock and Series D-1 Preferred Stock in proportion to the preferential amount each such holder is otherwise entitled to receive.

Series D-2 Preference

The holders of the Series D-2 Preferred Stock shall be entitled to receive, prior and in preference to any distribution of any of the assets of the Company to the holders of Series C-1 Preferred Stock, Series C Preferred Stock, Series B Preferred Stock, Series A Preferred Stock or Common Stock by reason of their ownership thereof, an amount per share equal to the greater of (i) $33.00 per share (as adjusted for stock splits, stock dividends, reclassification and the like) for each share of Series D-2 Preferred Stock then held by them, plus all declared but unpaid dividends, or (ii) such amount per share as would have been payable had all shares of Series D-2 Preferred Stock been converted into Common Stock immediately prior to such liquidation, dissolution or winding up. If, upon the occurrence of such event, the assets and funds thus distributed among the holders of the Series D- 2 Preferred Stock shall be insufficient to permit the payment to such holders of the full aforesaid preferential amounts, the entire assets and funds of the Company legally available for distribution shall be distributed ratably among the holders of the Series D-2 Preferred Stock in proportion to the preferential amount each such holder is otherwise entitled to receive.

Series C-1 Preference

The holders of the Series C-1 Preferred Stock shall be entitled to receive, prior and in preference to any distribution of any of the assets of the Company to the holders of Series C Preferred Stock, Series B Preferred Stock, Series A Preferred Stock or Common Stock by reason of their ownership thereof, an amount per share equal to the greater of (i) $20.13 per share (as adjusted for stock splits, stock dividends, reclassification and the like) for each share of Series C-1 Preferred Stock then held by them, plus all declared but unpaid dividends, or (ii) such amount per share as would have been payable had all shares of Series C-1 Preferred Stock been converted into Common Stock immediately prior to such liquidation, dissolution or winding up. If, upon the occurrence of such event, the assets and funds thus distributed among the holders of the Series C-1 Preferred Stock shall be insufficient to permit the payment to such holders of the full aforesaid preferential amounts, the entire assets and funds of the Company legally available for distribution shall be distributed ratably among the holders of the Series C-1 Preferred Stock in proportion to the preferential amount each such holder is otherwise entitled to receive.

Series C Preference

The holders of the Series C Preferred Stock shall be entitled to receive, prior and in preference to any distribution of any of the assets of the Company to the holders of Series B Preferred Stock, Series A Preferred Stock or Common Stock by reason of their ownership thereof, an amount per share equal to the greater of (i) $6.71 per share (as adjusted for stock splits, stock dividends, reclassification and the like) for each share of Series C Preferred Stock then held by them, plus all declared but unpaid dividends, or (ii) such amount per share as would have been payable had all shares of Series C Preferred Stock been converted into Common Stock immediately prior to such liquidation, dissolution or winding up. If, upon the occurrence of such event, the assets and funds thus distributed among the holders of the Series C Preferred Stock shall be insufficient to permit the payment to such holders of the full aforesaid preferential amounts, the entire assets and funds of the Company legally available for distribution shall be distributed ratably among the holders of the Series C Preferred Stock in proportion to the preferential amount each such holder is otherwise entitled to receive.

Series B Preference

The holders of the Series B Preferred Stock shall be entitled to receive, prior and in preference to any distribution of any of the assets of the Company to the holders of Series A Preferred Stock or Common Stock by reason of their ownership thereof, an amount per share equal to the greater of (i) $1.969 per share (as adjusted for stock splits, stock dividends, reclassification and the like) for each share of Series B Preferred Stock then held by them, plus all declared but unpaid dividends, or (ii) such amount per share as would have been payable had all shares of Series B Preferred Stock been converted into Common Stock pursuant to Section 4 immediately prior to such liquidation, dissolution or winding up. If, upon the occurrence of such event, the assets and funds thus distributed among the holders of the Series B Preferred Stock shall be insufficient to permit the payment to such holders of the full aforesaid preferential amounts, the entire assets and funds of the Company legally available for distribution shall be distributed ratably among the holders of the Series B Preferred Stock in proportion to the preferential amount each such holder is otherwise entitled to receive.

Series A Preference

The holders of the Series A Preferred Stock shall be entitled to receive, prior and in preference to any distribution of any of the assets of the Company to the holders of Common Stock by reason of their ownership thereof, an amount per share equal to the greater of (i) $1.478 per share (as adjusted for stock splits, stock dividends, reclassification and the like) for each share of Series A Preferred Stock then held by them, plus all declared but unpaid dividends, or (ii) such amount per share as would have been payable had all shares of Series A Preferred Stock been converted into Common Stock pursuant to Section 4 immediately prior to such liquidation, dissolution or winding up. If, upon the occurrence of such event, the assets and funds thus distributed among the holders of the Series A Preferred Stock shall be insufficient to permit the payment to such holders of the full aforesaid preferential amounts, the entire assets and funds of the Company legally available for distribution shall be distributed ratably among the holders of the Series A Preferred Stock in proportion to the preferential amount each such holder is otherwise entitled to receive.

Remaining Assets for Distribution

Upon the completion of the liquidation preferences outlined above, the remaining assets of the Company available for distribution to stockholders shall be distributed among the holders of the Series D-2 Preferred Stock, Series D-1 Preferred Stock, Series D Preferred Stock, Series C-1 Preferred Stock, Series C Preferred Stock, Series B Preferred Stock, Series A Preferred Stock and the Common Stock pro rata based on the number of shares of Common Stock held by each (assuming conversion of all such Series D-2 Preferred Stock, Series D-1 Preferred Stock, Series D Preferred Stock, Series C-1 Preferred Stock, Series C Preferred Stock, Series B Preferred Stock and Series A Preferred Stock into Common Stock) until (i) with respect to the holders of the Series D- 1 Preferred Stock and Series D-2 Preferred Stock, such holders shall have received an aggregate of $33.00 per share (as adjusted for stock splits, stock dividends, reclassification and the like) of Series D-1 Preferred Stock or Series D-2 Preferred Stock, as applicable, then held by them, (ii) with respect to the holders of the Series D Preferred Stock, such holders shall have received an aggregate of $26.063 per share (as adjusted for stock splits, stock dividends, reclassification and the like) of Series D Preferred Stock then held by, (iii) with respect to the holders of the Series C-1 Preferred Stock, such holders shall have received an aggregate of $20.13 per share (as adjusted for stock splits, stock dividends, reclassification and the like) of Series C-1 Preferred Stock then held by them, (iv) with respect to the holders of the Series C Preferred Stock, such holders shall have received an aggregate of $6.71 per share (as adjusted for stock splits, stock dividends, reclassification and the like) of Series C Preferred Stock then held by, (v) with respect to the holders of the Series B Preferred Stock, such holders shall have received an aggregate of $4.922 per share (as adjusted for stock splits, stock dividends, reclassification and the like) of

Series B Preferred Stock then held by them, and (vi) with respect to the holders of the Series A Preferred Stock, such holders shall have received an aggregate of $3.695 per share (as adjusted for stock splits, stock dividends, reclassification and the like) of Series A Preferred Stock then held by them; thereafter, if assets remain in the Corporation, the holders of the Common Stock of the Company shall receive all of the remaining assets of the Company pro rata based on the number of shares of Common Stock held by each.

Redemption

The Preferred Stock is not redeemable, provided that, in the event that the Company agrees to redeem or repurchase any portion or all of the shares of Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock, Series C-1 Preferred Stock, Series D Preferred Stock, or any shares of Common Stock issued on conversion of shares of Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock, Series C-1 Preferred Stock, or Series D Preferred Stock, (collectively, the “Triggering Securities”) from any holder (a “Triggering Redemption”), then, the Company shall offer to redeem, on a pro-rata basis based on the number of shares of Series D-1 Preferred Stock held by each holder of Series D-1 Preferred Stock, up to the same number of shares of Series D-1 Preferred Stock (or shares of Common Stock issued on conversion thereof) as the aggregate number of Triggering Securities that are subject to such Trigger, at a price per share of Series D-1 Preferred Stock (or Common Stock issued on conversion thereof) equal to $33.00.

Voting rights

The holders of Preferred Stock shall have the same voting rights as the holders of Common Stock and shall be entitled to notice of any stockholders’ meeting in accordance with the Bylaws of the Company, and the holders of Common Stock, Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock, Series C-1 Preferred Stock, Series D Preferred Stock, Series D-1 Preferred Stock and Series D-2 Preferred Stock shall vote together as a single class on all matters. Each holder of Common Stock shall be entitled to one vote for each share of Common Stock held, and each holder of Preferred Stock shall be entitled to the number of votes equal to the number of shares of Common Stock into which such shares of Preferred Stock could be converted as of the record date for determination of stockholders entitled to vote. Fractional votes shall not, however, be permitted and any fractional voting rights available on an as-converted basis (after aggregating all shares into which shares of Preferred Stock held by each holder could be converted) shall be rounded to the nearest whole number (with one-half being rounded upward).